Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	157,140,000
Proposed Maximum Offering Price per Unit	0.105
Maximum Aggregate Offering Price	$ 16,499,700.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,278.61
Offering Note	Represents (a) up to 6,840,000 shares of common stock issuable upon conversion of 684 shares of Series E Convertible Preferred Stock at a conversion price of $0.10 per share, and (b) up to 150,300,000 shares of common stock issuable upon conversion of 15,030 shares of Series F Convertible Preferred Stock at a conversion price of $0.10 per share. The shares are being registered for resale by the selling securityholders named in the prospectus. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant's common stock on August 3, 2026, as reported on the OTC Markets.